Earnings Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Unit
Included in the number of units (the denominator) below are approximately 16,925,000, 17,649,000 and 18,793,000 redeemable common units for the years ended December 31, 2013, 2012 and 2011, respectively.

	For the Year Ended December 31, 2013
	Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands, except for per unit amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties Limited Partnership	$700,151	169,126	$4.14
Discontinued operations attributable to Boston Properties Limited Partnership	141,365	—	0.84
Allocation of undistributed earnings to participating securities	(178)	—	(0.01)
Net income attributable to Boston Properties Limited Partnership	$841,338	169,126	$4.97
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	320	—
Diluted Earnings:
Net income	$841,338	169,446	$4.97

	For the Year Ended December 31, 2012
	Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands, except for per unit amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties Limited Partnership	$286,350	167,769	$1.70
Discontinued operations attributable to Boston Properties Limited Partnership	48,251	—	0.29
Net income attributable to Boston Properties Limited Partnership	$334,601	167,769	$1.99
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	591	—
Diluted Earnings:
Net income attributable to Boston Properties Limited Partnership	$334,601	168,360	$1.99

	For the Year Ended December 31, 2011
	Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands, except for per unit amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties Limited Partnership	$306,276	164,486	$1.86
Discontinued operations attributable to Boston Properties Limited Partnership	10,876	—	0.07
Net income attributable to Boston Properties Limited Partnership	$317,152	164,486	$1.93
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	525	(0.01)
Diluted Earnings:
Net income attributable to Boston Properties Limited Partnership	$317,152	165,011	$1.92